SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SCHEDULE 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended : December 29, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
MORGAN STANLEY

Name: F/N Morgan Stanley Dean Witter & Co.
Address: 1585 Broadway
New York, NY 10036

13F File Number: 28-3432

December 2000

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the form is authorized to submit it; that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME: DENNINE BULLARD
TITLE: MORGAN STANLEY & CO.
PHONE: 212-761-4452

Signature, Place, and Date of Signing

/s/ Dennine Bullard

New York, NY 10036
November 14, 2000

Report Type (Check only one):

[X] 13F Holdings Report

[ ] 13F Notice

[ ] 13F Combination Report

List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

01074968

13FCONP
2/14/02

RECD S.E.C.
FEB 23 2001

CONFIDENTIAL TREATMENT EXPIRED

PROCESSED
NOV 14 2003
THOMSON
FINANCIAL

<PAGE>

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value: $2,623,000

NO.	13F FILE NUMBER	NAME
06	28-00729	Morgan Stanley & Co. Incorporated

FORM 13F
NAME OF REPORTING MANAGER: MORGAN STANLEY DEAN WITTER & CO.
DATE: 12/31/00

CONFIDENTIAL

SEC USE ONLY

ITEM 1: NAME OF ISSUER	ITEM 2: TITLE OF CLASS	ITEM 3: CUSIP NUMBER:	ITEM 4: FAIR MARKET VALUE	ITEM 5: SHARES OR PRINCIPAL AMOUNT	ITEM 6: INVESTMENT DISCRETION			ITEM 7: MANAGERS	ITEM 8: (VOTING AUTHORITIES)		
					SOLE	SHR	OTH		SOLE	SHARED	NONE
INTERMEDIA COMMUNICATIONS	COM	45-88011-07	2,623	365,000		X		06	365,000		
GRAND TOTAL				**365,000**							

CONFIDENTIAL TREATMENT REQUESTED THROUGH 11/14/00

FORM 13F
NAME OF REPORTING MANAGER: MORGAN STANLEY DEAN WITTER & CO.
DATE: 12/31/00

CONFIDENTIAL

SEC USE ONLY

ITEM 1: NAME OF ISSUER	ITEM 2: TITLE OF CLASS	ITEM 3: CUSIP NUMBER:	ITEM 4: FAIR MARKET VALUE	ITEM 5: SHARES OR PRINCIPAL AMOUNT	ITEM 6: INVESTMENT DISCRETION			ITEM 7: MANAGERS	ITEM 8: (VOTING AUTHORITIES)		
					SOLE	SHR	OTH		SOLE	SHARED	NONE
INTERMEDIA COMMUNICATIONS	COM	45-88011-07	2,623	365,000		X		06	365,000		
GRAND TOTAL				**365,000**							

CONFIDENTIAL TREATMENT REQUESTED THROUGH 11/14/00

FORM 13F
NAME OF REPORTING MANAGER: MORGAN STANLEY DEAN WITTER & CO.
DATE: 12/31/00

CONFIDENTIAL

SEC USE ONLY

ITEM 1: NAME OF ISSUER	ITEM 2: TITLE OF CLASS	ITEM 3: CUSIP NUMBER:	ITEM 4: FAIR MARKET VALUE	ITEM 5: SHARES OR PRINCIPAL AMOUNT	ITEM 6: INVESTMENT DISCRETION			ITEM 7: MANAGERS	ITEM 8: (VOTING AUTHORITIES)		
					SOLE	SHR	OTH		SOLE	SHARED	NONE
INTERMEDIA COMMUNICATIONS	COM	45-88011-07	2,623	365,000		X		06	365,000		
GRAND TOTAL				365,000							

CONFIDENTIAL TREATMENT REQUESTED THROUGH 11/14/00

FORM 13F
NAME OF REPORTING MANAGER: MORGAN STANLEY DEAN WITTER & CO.
DATE: 12/31/00

CONFIDENTIAL

SEC USE ONLY

ITEM 1: NAME OF ISSUER	ITEM 2: TITLE OF CLASS	ITEM 3: CUSIP NUMBER:	ITEM 4: FAIR MARKET VALUE	ITEM 5: SHARES OR PRINCIPAL AMOUNT	ITEM 6: INVESTMENT DISCRETION			ITEM 7: MANAGERS	ITEM 8: (VOTING AUTHORITIES)		
					SOLE	SHR	OTH		SOLE	SHARED	NONE
INTERMEDIA COMMUNICATIONS	COM	45-88011-07	2,623	365,000		X		06	365,000		
GRAND TOTAL				365,000							

CONFIDENTIAL TREATMENT REQUESTED THROUGH 11/14/00

FORM 13F
NAME OF REPORTING MANAGER: MORGAN STANLEY DEAN WITTER & CO.
DATE: 12/31/00

CONFIDENTIAL

SEC USE ONLY

ITEM 1: NAME OF ISSUER	ITEM 2: TITLE OF CLASS	ITEM 3: CUSIP NUMBER:	ITEM 4: FAIR MARKET VALUE	ITEM 5: SHARES OR PRINCIPAL AMOUNT	ITEM 6: INVESTMENT DISCRETION			ITEM 7: MANAGERS	ITEM 8: (VOTING AUTHORITIES)		
					SOLE	SHR	OTH		SOLE	SHARED	NONE
INTERMEDIA COMMUNICATIONS	COM	45-88011-07	2,623	365,000		X		06	365,000		
GRAND TOTAL				**365,000**							

CONFIDENTIAL TREATMENT REQUESTED THROUGH 11/14/00

CONFIDENTIAL

FORM 13F
NAME OF REPORTING MANAGER: MORGAN STANLEY DEAN WITTER & CO.
DATE: 12/31/00

SEC USE ONLY

ITEM 1: NAME OF ISSUER	ITEM 2: TITLE OF CLASS	ITEM 3: CUSIP NUMBER:	ITEM 4: FAIR MARKET VALUE	ITEM 5: SHARES OR PRINCIPAL AMOUNT	ITEM 6: INVESTMENT DISCRETION			ITEM 7: MANAGERS	ITEM 8: (VOTING AUTHORITIES)		
					SOLE	SHR	OTH		SOLE	SHARED	NONE
INTERMEDIA COMMUNICATIONS	COM	45-88011-07	2,623	365,000		X		06	365,000		
GRAND TOTAL				**365,000**							

CONFIDENTIAL TREATMENT REQUESTED THROUGH 11/14/00